RELATED PARTY TRANSACTIONS - Schedule of Current Portion of Amounts Due to Affiliated Companies Arising from Construction and Renovation Works Performed (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 16,790	$ 3,028
Mecom Power and Construction Limited's Subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	14,675	0
Melco International and Its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	1,293	88
Other [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	822	877
Crown's Subsidiary and Associated Company [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 0	$ 2,063